UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       LS Power Partners II, LP
Address:    1700 Broadway
            35th Floor
            New York, New York 10019

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James Bartlett
Title:      President
Phone:      212-615-3456

Signature, Place, and Date of Signing:

James Bartlett                      New York, NY                 August 16, 2010
--------------------------------------------------------------------------------
 [Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                                 -----------
Form 13F Information Table Entry Total:          3
                                                 -----------
Form 13F Information Table Value Total:          $719,927
                                                 -----------
                                                 (thousands)

List of Other Included Managers:                 None

COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4    COLUMN 5               COLUMN 6    COLUMN 7   COLUMN 8
                 TITLE                                  SHRS
                 OF                         VALUE       OR PRN      SH/  PUT/  INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER   CLASS          CUSIP       (X1000)     AMOUNT      PRN  CALL  DISCRETION  MANAGERS   SOLE        SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP     Common Stock  131347304    238,526     18,752,083  SH         SOLE                   18,752,083  0       0
PPL CORP         Common Stock  69351T106    332,666     13,333,289  SH         SOLE                   13,333,289  0       0
TRANSALTA CORP   Common Stock  89346D107    148,735     8,039,736   SH         SOLE                   8,039,736   0       0

                                            719,927